CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Pacsquare	Common Stock Convertible notes	Common Stock Short-term Merger Financing	Common Stock Tau Agreement	Common Stock	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital Convertible notes	Additional Paid-in Capital Short-term Merger Financing	Additional Paid-in Capital Tau Agreement	Additional Paid-in Capital	Subscription Receivable Tau Agreement	Subscription Receivable	Accumulated Deficit	Pacsquare	Convertible notes	Short-term Merger Financing	Tau Agreement	Total
Beginning balance at Dec. 31, 2021					$ 503								$ (13,885,707)					$ (13,885,204)
Beginning balance (in shares) at Dec. 31, 2021					5,031,250
Accretion of Common Stock subject to Possible Redemption													(2,170,202)					(2,170,202)
Net income (loss)													11,045,567					11,045,567
Ending balance at Dec. 31, 2022					$ 503								(5,010,342)					$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022					5,031,250													5,031,250
Net income (loss)																		$ 677,930
Ending balance at Jun. 30, 2023					$ 8								(7,914,356)
Ending balance (in shares) at Jun. 30, 2023					83,854
Beginning balance at Dec. 31, 2022					$ 503								(5,010,342)					$ (5,009,839)
Beginning balance (in shares) at Dec. 31, 2022					5,031,250													5,031,250
Cancellation of admin fees										$ 120,000								$ 120,000
Accretion of Common Stock subject to Possible Redemption										(120,000)			(3,888,446)					(4,008,446)
Fair value of non-redemption agreement liability at issuance													(1,881,440)					(1,881,440)
Excise taxes related to redemptions													(1,528,101)					(1,528,101)
Net income (loss)													794,950					794,950
Ending balance at Dec. 31, 2023																		$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023																		5,031,250
Beginning balance at Jun. 30, 2023					$ 8								(7,914,356)
Beginning balance (in shares) at Jun. 30, 2023					83,854
Accretion of Common Stock subject to Possible Redemption													(1,020,680)					$ (1,020,680)
Fair value of non-redemption agreement liability at issuance													(1,881,440)					(1,881,440)
Excise taxes related to redemptions													(42,865)					(42,865)
Net income (loss)													(255,978)					(255,978)
Ending balance at Sep. 30, 2023					$ 8								(11,115,319)					(11,115,311)
Ending balance (in shares) at Sep. 30, 2023					83,854
Beginning balance at Jun. 30, 2023					$ 8								(7,914,356)
Beginning balance (in shares) at Jun. 30, 2023					83,854
Net income (loss)																		117,022
Ending balance at Dec. 31, 2023																		$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023																		5,031,250
Beginning balance at Sep. 30, 2023					$ 8								(11,115,319)					$ (11,115,311)
Beginning balance (in shares) at Sep. 30, 2023					83,854
Accretion of Common Stock subject to Possible Redemption													(770,565)					(770,565)
Net income (loss)													373,000					373,000
Ending balance at Dec. 31, 2023																		$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023																		5,031,250
Common stock no longer subject to redemption					$ 11					1,195,555								$ 1,195,566
Common stock no longer subject to redemption (in shares)					109,499
Common stock issued to for consulting services					$ 35					1,459,941								$ 1,459,976
Common stock issued to for consulting services (in shares)					353,198
Shares issued as purchase consideration for the assets	$ 33					$ 1,141,467								$ 1,141,500
Shares issued as purchase consideration for the assets (in shares)	336,000																	4,400,000
Shares issued to additional consideration for delayed payment					$ 4					91,196								$ 91,200
Shares issued to additional consideration for delayed payments (in shares)					40,000
Stock Compensation Expense - Founder Shares transferred at closing										1,462,650								1,462,650
Founder Shares transferred at closing to non-redemption agreement holders										1,606,279								1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition										6,000,000								6,000,000
Founder Shares and warrants transferred to Secured convertible note holders										1,250,698								1,250,698
Shares issued to settle related party advances and promissory notes, net of deemed dividend					$ 200					19,999,800			(15,422,431)					4,577,569
Shares issued to settle related party advances and promissory notes, net of deemed dividend (in shares)					2,000,000
Shares issued as settlement of accrued interest					$ 15					210,535								210,550
Shares issued as settlement of accrued interest (in shares)					145,210
Accretion of Common Stock subject to Possible Redemption													(592,577)					(592,577)
Excise taxes related to redemptions													(539,471)					(539,471)
Net income (loss)													(120,206,947)					(120,206,947)
Ending balance at Jun. 30, 2024																		(38,108,883)
Net income (loss)																		(31,629,530)
Ending balance at Jun. 30, 2024																		(38,108,883)
Common stock issued to for consulting services										2,578								2,578
Common stock issued to for consulting services (in shares)					200
Shares issued as purchase consideration for the assets	$ 1					$ 122,299								$ 122,300
Shares issued as purchase consideration for the assets (in shares)	8,333
Shares issued as conversion in principle and interest on convertible notes		$ 3	$ 3				$ 324,997	$ 367,423							$ 325,000	$ 367,426
Shares issued as conversion in principle and interest on convertible notes (in shares)		29,485	31,035
Shares transferred by related parties as settlement for Company obligations under various financial instruments							$ 2,412,930								$ 2,412,930
Shares issued to additional consideration for delayed payment								$ 16,340								$ 16,340
Shares issued to additional consideration for delayed payments (in shares)			1,267
Shares issued to related party as settlement in related party payable					$ 5					803,855								803,860
Shares issued to related party as settlement in related party payable. (in shares)					46,471
Shares issued under Tau agreement settled				$ 2					$ 302,998		$ (154,619)						$ 148,381
Shares issued under Tau agreement settled (in shares)				24,092
Shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed					$ (2)					2
Shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (in shares)					22,292
Net income (loss)													10,748,033					10,748,033
Ending balance at Sep. 30, 2024					$ 37					114,518,627		$ (154,619)	(137,526,080)					$ (23,162,035)
Ending balance (in shares) at Sep. 30, 2024					370,760													23,275,171
Beginning balance at Jun. 30, 2024																		$ (38,108,883)
Shares issued to additional consideration for delayed payments (in shares)																		1,234,990
Net income (loss)																		$ 10,328,343
Ending balance at Dec. 31, 2024					$ 39					114,761,723		(12,717)	(137,945,770)					$ (23,196,725)
Ending balance (in shares) at Dec. 31, 2024					388,003													388,003
Beginning balance at Sep. 30, 2024					$ 37					114,518,627		(154,619)	(137,526,080)					$ (23,162,035)
Beginning balance (in shares) at Sep. 30, 2024					370,760													23,275,171
Shares issued under Tau agreement settled					$ 2					243,096		141,902						$ 385,000
Shares issued under Tau agreement settled (in shares)					17,157
Rounding up for fractional shares in reverse stock split					86
Net income (loss)													(419,690)					(419,690)
Ending balance at Dec. 31, 2024					$ 39					$ 114,761,723		$ (12,717)	$ (137,945,770)					$ (23,196,725)
Ending balance (in shares) at Dec. 31, 2024					388,003													388,003